Schedule of Stockholders Equity (Tables)	6 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Schedule of Stockholders Equity:
Schedule of Stockholders Equity

Issued and Outstanding Shares of Common Stock

	Number of Shares of Common Stock	Amount
Balance, March 14, 2014	-	$ -
Issued for cash at $0.001 per share	100	-
Issued for cash at $0.005 per share	19,000,000	95,000
Redeemed for cash at $0.001 per share	(100)	-
Balance, September 30, 2014	19,000,000	$ 95,000

Schedule of Stockholders' Equity Note, Warrants

A summary of common stock warrant activity for the period from inception through September 30, 2014 is as follows:

	Number of	Weighted - Average
	warrants	Exercise Price
Outstanding at March 14, 2014 (inception)	-	$ -
Granted	780,000	0.125
Outstanding at September 30, 2014	780,000	$ 0.125

Warrants exercisable at September 30, 2014	780,000	$ 0.125

Schedule of Stock Options Activity

Transactions involving the Company’s stock options for the nine months ended September 30, 2014 are summarized as follows:

	Number of	Weighted - Average
	Options	Exercise Price
Outstanding at December 31, 2013	1,737,866	$ 0.20
Granted	206,672	0.20
Outstanding at September 30, 2014	1,944,538	$ 0.20

Options exercisable at December 31, 2013	1,209,215	$ 0.20
Options exercisable at September 30, 2014	1,778,048	0.20

Schedule of Stock Warrants, Activity

Transactions involving the Company’s warrants for the nine months ended September 30, 2014 are summarized as follows:

	Number of	Weighted - Average
	Warrants	Exercise Price
Outstanding at December 31, 2013	1,226,622	$ 0.28
Granted	300,000	0.20
Outstanding at September 30, 2014	1,526,622	$ 0.27

Warrants exercisable at December 31, 2013	1,226,622	$ 0.28
Warrants exercisable at September 30, 2014	1,526,622	0.27